Property and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	$ 66,072,632	$ 108,698,659
Accumulated Depreciation	(7,775,432)	(8,659,288)
Net Book Value	58,297,200	100,039,371
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	1,655,548	30,485,730
Accumulated Depreciation	(47,502)	(1,856,461)
Net Book Value	1,608,046	28,629,269
Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	476,756	339,610
Accumulated Depreciation	(306,520)	(33,069)
Net Book Value	170,237	306,541
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	527,000	732,000
Accumulated Depreciation
Net Book Value	527,000	732,000
Building [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount		1,630,000
Accumulated Depreciation		(164,426)
Net Book Value		1,465,574
Crude & NGL terminal and related equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	930,460	930,460
Accumulated Depreciation	(703,000)	(566,835)
Net Book Value	227,460	363,625
Crude Oil Transfer Stations [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	5,024,220	6,570,080
Accumulated Depreciation	(2,756,444)	(899,133)
Net Book Value	2,267,776	5,670,947
Pipeline and related facilities [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	43,462,544	42,244,680
Accumulated Depreciation	(3,961,966)	(771,544)
Net Book Value	39,500,578	41,473,136
Finance lease - Right of use assets [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount		12,593,359
Accumulated Depreciation		(4,367,820)
Net Book Value		8,225,539
Wash Plant Facilities [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	6,584,033	5,997,566
Accumulated Depreciation
Net Book Value	6,584,033	5,997,566
Remediation Processing Unit System A [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	2,892,343	2,892,343
Accumulated Depreciation
Net Book Value	2,892,343	2,892,343
Remediation Processing Unit System B [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	2,892,343	2,892,343
Accumulated Depreciation
Net Book Value	2,892,343	2,892,343
WCCC Tank Expansion [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	1,627,385	1,390,488
Accumulated Depreciation
Net Book Value	$ 1,627,385	$ 1,390,488